DEBT FACILITIES - Retirement Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	$ 2,076.1	$ 1,117.5
Required payments related to retirement provisions, long-term debt, transaction costs	(7.1)	(2.0)
Required payments related to retirement provisions, long-term debt, net	2,069.0	1,115.5
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	202.0	35.6
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	414.0	450.2
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	$ 1,460.1	$ 631.7